Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

16. Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations:
Japan	¥35,027	¥73,564	¥109,166
Overseas	54,605	56,192	63,352

	¥89,632	¥129,756	¥172,518

Provision for income taxes:
Current—
Japan	¥25,950	¥12,688	¥7,326
Overseas	18,347	16,425	13,675

	44,297	29,113	21,001

Deferred—
Japan	(16,004)	18,216	27,400
Overseas	(3,620)	(1,854)	5,255

	(19,624)	16,362	32,655

Provision for income taxes	¥24,673	¥45,475	¥53,656

In fiscal 2011 and 2012, the Company and its subsidiaries in Japan are subject to a National Corporate tax of 30%, an Inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate result in a statutory income tax rate of approximately 40.9%. In fiscal 2013, as a result of the tax reforms, the National Corporation tax was reduced from 30% to approximately 28% and accordingly, the statutory income tax rate was reduced to approximately 38.3%.

Reconciliation of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Income before income taxes and discontinued operations	¥89,632	¥129,756	¥172,518

Tax provision computed at statutory rate	¥36,660	¥53,070	¥66,074
Increases (reductions) in taxes due to:
Change in valuation allowance	(5,647)	3,921	(3,371)
Non-deductible expenses for tax purposes	1,023	1,335	1,538
Non-taxable income for tax purposes	(2,697)	(2,852)	(2,128)
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(4,206)	(6,871)	(4,720)
Effect of the new Japanese tax law	0	(7,137)	0
Other, net	(460)	4,009	(3,737)

Provision for income taxes	¥24,673	¥45,475	¥53,656

The effective income tax rate is different from the statutory tax rate primarily because of certain non-deductible expenses for tax purposes, non-taxable income for tax purposes, a change in valuation allowance, the effect of lower income tax rates on foreign subsidiaries and a domestic life insurance subsidiary and the effect of the tax reforms as discussed in the following paragraph.

On November 30, 2011, the bill for reconstruction funding after the March 11, 2011 Great East Japan Earthquake and the bill for the 2011 tax reform were approved by the National Diet of Japan. From fiscal years beginning on or after April 1, 2012, the Japanese corporation tax rate is reduced, and as a result, the statutory income tax rate for fiscal years beginning between April 1, 2012 and March 31, 2015 is reduced to approximately 38.3%. The rate for fiscal years beginning on or after April 1, 2015 will be reduced to approximately 35.9%. In addition, tax loss carry-forward rules are amended. The carry-forward period is extended to nine years, compared to seven years under the pre-amendment rules. Further, the deductible amount is limited to 80% of taxable income for the year, while total amount of taxable income for the year was available for the deduction under the pre-amendment rules. The amendment to the carry-forward period is applicable for tax losses incurred in fiscal years ending on or after April 1, 2008 and the amendment to the deductible amount is applicable for fiscal years beginning on or after April 1, 2012. Increase and decrease of the deferred tax assets and liabilities due to these tax reforms resulted in a decrease of provision for income taxes by ¥6,641 million in the accompanying consolidated statements of income in fiscal 2012.

Total income taxes recognized in fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Provision for income taxes	¥24,673	¥45,475	¥53,656
Income taxes on discontinued operations	7,530	(2,086)	(321)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	3,403	1,357	5,936
Defined benefit pension plans	(1,427)	(1,774)	2,727
Foreign currency translation adjustments	(214)	335	7,225
Net unrealized gains (losses) on derivative instruments	(338)	(648)	42

Total income taxes	¥33,627	¥42,659	¥69,265

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2012 and 2013 are as follows:

	Millions of yen
	2012	2013
Assets:
Net operating loss carryforwards	¥41,288	¥39,762
Allowance for doubtful receivables on direct financing leases and probable loan losses	50,016	25,891
Investment in securities	5,325	7,129
Other operating assets	7,049	11,369
Accrued expenses	7,294	10,456
Installment loans	22,970	16,432
Other	37,328	50,913

	171,270	161,952
Less: valuation allowance	(24,138)	(18,831)

	147,132	143,121
Liabilities:
Investment in direct financing leases	12,535	14,617
Investment in operating leases	63,372	72,925
Deferred insurance policy acquisition costs	15,370	19,311
Policy liabilities	31,437	38,831
Undistributed earnings	19,792	32,723
Prepaid benefit cost	8,860	13,475
Other	60,271	63,840

	211,637	255,722

Net deferred tax liability	¥64,505	¥112,601

The valuation allowance is mainly recognized for deferred tax assets of consolidated subsidiaries with net operating loss carryforwards for tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2013. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥16,052 million in fiscal 2011 and decreases of ¥2,656 million in fiscal 2012, and decreases of ¥5,307 million in fiscal 2013, respectively.

The Company and certain subsidiaries have net operating loss carryforwards of ¥199,092 million at March 31, 2013, which expire as follows:

Year ending March 31,	Millions of yen
2014	¥2,103
2015	6,236
2018	28,185
Thereafter	162,568

Total	¥199,092

Note:	No net operating loss carryforwards are scheduled to expire in fiscal 2016 and 2017.

Net deferred tax assets and liabilities at March 31, 2012 and 2013 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2012	2013
Other assets	¥25,773	¥18,805
Income taxes: Deferred	90,278	131,406

Net deferred tax liability	¥64,505	¥112,601

The unrecognized tax benefits as of March 31, 2012 and March 31, 2013 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2013.

The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2012 and March 31, 2013, and in the consolidated statements of income for the years ended March 31, 2011, 2012 and 2013 were not material.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination for the tax years prior to fiscal 2011, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2009, respectively.

Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2003.